Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss
Schedule of financial assets at fair value through profit or loss

	12.31.24	12.31.23

Negotiable instruments	114,494	1,280
Mutual funds	248,857	178,653
Total Financial assets at fair value through profit or loss	363,351	179,933